ACCRUED PAYROLL AND RELATED EXPENSES (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Accrued payroll and related expenses	$ 3,946,411	$ 3,946,411	$ 3,946,410
Federal and State Taxing Authorities [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Accrued payroll and related expenses	$ 3,946,411	3,946,411	3,946,411
Federal and State Governments [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Accrued payroll and related expenses		$ 2,798,904	$ 2,798,904